Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net loss	$ (1,622,122)	$ (1,232,683)	$ (2,673,836)	$ (2,035,922)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	807,610	48,000	48,000	791,390
Depreciation and amortization	43,370	41,966	56,311	53,442
Change in warrant liability	(284,651)	0	47,212	0
Changes in operating assets and liabilities:
Inventory	(202,118)	171,491	168,250	(12,589)
Prepaid expenses	82,085	35,815	17,075	95,127
Customer deposits			0	(30,000)
Lease deposit	1,425	0	0	0
Accounts payable and accounts payable – related parties	221,821	49,637	(36,389)	20,898
Accrued expenses and accrued expenses – related parties	172,156	97,866	37,787	38,400
Net cash used in operating activities	(780,424)	(787,908)	(1,397,639)	(1,079,254)
Fair value of warrants issued for services			937,951	0
Cash flows from investing activities:
Expenditures for trademark and patents	(17,936)	(17,941)	(31,255)	(21,041)
Net cash used in investing activities	(17,936)	(17,941)	(31,255)	(21,041)
Cash flows from financing activities:
Principal payments on notes payable	(35,054)	(56,534)	(66,819)	(67,253)
Issuance of notes payable	0	0	0	75,000
Issuance of common stock for cash	500,000	160,000	1,160,000	1,676,000
Net cash provided by financing activities	464,946	103,466	1,093,181	1,683,747
Effects of foreign currency exchanges rates on cash	(4,355)	(5,507)	(11,075)	21,130
Net (decrease) increase in cash	(337,769)	(707,890)	(346,788)	604,582
Cash as of beginning of the year	398,290	745,078	745,078	140,496
Cash as of end of the year	60,521	37,188	398,290	745,078
Cash paid for interest	12,549	8,246	12,956	1,126
Financing of insurance premiums	38,141	66,755	66,755	66,408
Settlement of accounts payable and accrued expenses with notes payable – related party	$ 0	$ 1,617,881	$ 1,617,881	$ 0